Document and Entity Information	Mar. 16, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 16, 2023
Entity Registrant Name	Aimfinity Investment Corp. I
Entity Incorporation, State or Country Code	E9
Entity File Number	001-41361
Entity Tax Identification Number	98-1641561
Entity Address, Address Line One	221 W 9th St
Entity Address, Address Line Two	PMB 235
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	425
Local Phone Number	365-2933
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001903464
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	1 Rockefeller Plaza
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
Common Class A [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, $0.0001 par value
Trading Symbol	AIMA
Security Exchange Name	NASDAQ
Capital Units Consisting Of Class A Ordinary Shares One Class One Redeemable Warrant And One Half Of Class Two Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Units, consisting of one Class A ordinary share, $0.0001 par value, one Class 1 redeemable warrant and one-half of one Class 2 redeemable warrant
Trading Symbol	AIMAU
Security Exchange Name	NASDAQ
Class Two Redeemable Warrants [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class 2 redeemable warrants, each exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	AIMAW
Security Exchange Name	NASDAQ
Member Units Consisting Of Class A Ordinary Shares One Class One Redeemable Warrant And One Half Of Class Two Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	New Units, consisting of one Class A ordinary share, $0.0001 par value, and one-half of one Class 2 redeemable warrant
Trading Symbol	AIMBU
Security Exchange Name	NASDAQ
Class One Redeemable Warrants [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class 1 redeemable warrants, each exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	AIMAW
Security Exchange Name	NASDAQ